Other Non-current Assets - Schedule of Other Non-Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Assets, Noncurrent [Abstract]
Operating lease right-of-use assets	¥ 98,921	$ 13,552	¥ 199,305
Others	29,153	3,994	1,623
Other non-current assets	¥ 128,074	$ 17,546	¥ 200,928